Disclosure of number and weighted average exercise prices of share options (Details)		1 Months Ended	12 Months Ended
	Aug. 01, 2018 Share	Jul. 31, 2018 Share	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement at beginning of period | Share			1,400,000	1,417,000	484,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $			$ 2.04	$ 2.89	$ 7.10
Number of share options granted in share-based payment arrangement | Share	50,000	1,060,000	1,110,000	75,000	1,025,000
Weighted average exercise price of share options granted in share-based payment arrangement | $			$ 0.43	$ 1.64	$ 0.60
Number of share options expired in share-based payment arrangement | Share				(77,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $				$ 0.65
Number of share options cancelled in share-based payment arrangement | Share			(430,000)	(15,000)	(92,000)
Weighted average exercise price of share options cancelled in share-based payment arrangement | $			$ 0.69	$ 0.99	$ 5.51
Number of share options outstanding in share-based payment arrangement at end of period | Share			2,080,000	1,400,000	1,417,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $			$ 0.79	$ 2.04	$ 2.89
Number of share options exercisable in share-based payment arrangement | Share			1,905,000	1,400,000	1,412,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $			$ 0.82	$ 2.04	$ 1.43